Goodwill - Schedule of Assets Acquired and Liabilities Assumed (Details) - Dec. 31, 2025 - Aggregated individually immaterial business combinations [member]	HKD ($)	USD ($)
Schedule of Assets and Liabilities Assumed [Line Items]
Trade receivables	$ 279,982	$ 35,972
Cash and bank balances	1,759	226
Total identifiable assets acquired	281,741	36,198
Trade payables	(221,570)	(28,467)
Contract liabilities	(97,017)	(12,465)
Shareholder’s loan	(1,000,000)	(128,480)
Total identifiable liabilities assumed	(1,318,587)	(169,412)
Identifiable net liabilities acquired	(1,036,846)	(133,214)
Add: Goodwill	20,129,846	2,586,287
Consideration transferred for the business	$ 19,093,000	$ 2,453,073